Restructuring and Other Related Charges Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Cash restructuring charges	$ 17.0	$ 12.0
Noncash restructuring charges	$ 4.8	$ 12.0	$ 0.0